Basis of presentation and significant accounting policies - Foreign currency translation and Restricted cash (Details) $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2016	Mar. 31, 2015
Restricted cash
Restricted cash	$ 5,399
CHF
Foreign currency translation
Foreign currency exchange rates	0.997	0.9650	1.0389
RUR
Foreign currency translation
Foreign currency exchange rates	56.3779	67.6076	58.4643
UAH
Foreign currency translation
Foreign currency exchange rates	27.015	26.2181	23.4426
EUR
Foreign currency translation
Foreign currency exchange rates	0.93	0.88	0.92
RON
Foreign currency translation
Foreign currency exchange rates	4.244	3.9349	4.1115
GBP
Foreign currency translation
Foreign currency exchange rates	0.8053	0.69	0.67
PLN
Foreign currency translation
Foreign currency exchange rates	3.946	3.759	3.776